Consolidated Balance Sheets (parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 7,298	$ 5,875
Common Stock, Par or Stated Value Per Share	$ 0.10	$ 0.10
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	3,724,668	3,718,018
Treasury Stock, Shares	23,311	40,576